Impairment Testing	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 14 - Impairment Testing

Note 14 - Impairment Testing

  Impairment testing for intangible assets with an indefinite useful life

Goodwill

The goodwill is not monitored for internal reporting purposes and, accordingly, it is allocated to the Company’s operating segments and not to the cash-producing units, the level of which is lower than the operating segment. The examination of impairment in value of the goodwill is made accordingly.

As result of the loss of control of Allana Afar (see Note 9D), the Company deducted the amount of $55 million from goodwill and is presented under “other income” in the consolidated statement of income.

Other intangible assets with an indefinite useful life (trademarks)

For the purpose of impairment testing, other intangible assets with an indefinite useful life were allocated to the cash-generating units which represent the lowest level within the Company.

Note 14 - Impairment Testing (cont’d)

A. Impairment testing for intangible assets with an indefinite useful life (cont’d)

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As at December 31
2017	2016
$ millions	$ millions

Goodwill
Specialty Solutions	207	211
Essential Minerals	119	166
	326	377

Trademarks
Industrial Products, United States	13	13
Advanced Additives, United States	7	9
Food, United States	5	5
Industrial Products, Europe	6	5
	31	32
	357	409

Since January 2017, As a result of a structural change, ICL Specialty Fertilizers (previously presented under Specialty Solutions segment) is part of “Essential Minerals Segment” (see Note 5). The comparative Goodwill amounts have been restated in order to reflect the change.

In connection with the goodwill impairment testing, the after‑tax discount rate used for the calculation of the recoverable amount of the operating segments is 6% (real) – 8% (nominal). The long‑term growth rate is between 0% and 2%, in industries and markets in which the Company is engaged.

The recoverable amount of the operating segments was determined based on their value in use, which is an internal valuation of the discounted future cash flows that will be generated from the continuing operation of the operating segments. As a result of the examinations made, it was determined that the carrying amount of the operating segments is lower than their recoverable amount and, accordingly, no impairment loss was recognized.

B. Impairment losses

1. As a result of the findings of geological surveys made with respect to potential new mining areas (Greenfield) nearby to the Company’s mining facilities in Spain, and taking into account the conditions in the potash market, in 2017, the Company’s management decided that it does not intend, in the foreseeing future to develop the said area. As a result, in the financial statements for 2017, a reduction was recorded, in the amount of about $14 million, representing the full amount of the value of the asset, and presented under “other expenses” in the consolidated statement of income.

Note 14 - Impairment Testing (cont’d)

B. Impairment losses (cont'd)

2. In the period of the report, the Company examined the recoverable amount of its assets in Zhapu (part of Industrial Products in China), in the view of the decision to postpone the Specialty Fertilizers (SF) project, which was planned to be established in the Zhapu plant in the upcoming years, and in light of updates to the marketing plans of water disinfectant products (biocides) that are presently manufactured on the site.

The examination included a comparison of the discounted value of the expected cash flows based on a 5‑year cash‑flow projection, where the fifth year was selected as the representative year, against the carrying value of the assets in the Company’s books. The examination indicated that the recoverable amount of the Company’s assets is lower than their book value and, accordingly, the Company included a provision for impairment in the amount of $11 million, presented under “other expenses” in the consolidated statement of income.